Financial risk management - Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities (Parenthetical) (Detail) - Interest rate, measurement input [member] - Interest rate risk [member]
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.10%	0.10%
Percentage of reasonably possible decrease in unobservable input, liabilities	0.10%	0.10%